Cover	Aug. 11, 2021
Affiliate, Collateralized Security [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 11, 2021
Entity File Number	001-39128
Entity Registrant Name	STABLE ROAD ACQUISITION CORP.
Entity Central Index Key	0001781162
Entity Tax Identification Number	84-1905538
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	1345 Abbot Kinney Blvd.
Entity Address, City or Town	Venice
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	90291
City Area Code	(833)
Local Phone Number	478-2253
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Entity Information, Former Legal or Registered Name	Not applicable
Units, each consisting of one share of Class A Common Stock and one-half of one Redeemable Warrant
Affiliate, Collateralized Security [Line Items]
Title of 12(b) Security	Units, each consisting of one share of Class A Common Stock and one-half of one Redeemable Warrant
Trading Symbol	SRACU
Security Exchange Name	NASDAQ
Class A Common Stock, par value $0.0001 per share
Affiliate, Collateralized Security [Line Items]
Title of 12(b) Security	Class A Common Stock, par value $0.0001 per share
Trading Symbol	SRAC
Security Exchange Name	NASDAQ
Warrants, each whole warrant exercisable for one share of Class A Common Stock at an exercise price of $11.50 per share
Affiliate, Collateralized Security [Line Items]
Title of 12(b) Security	Warrants, each whole warrant exercisable for one share of Class A Common Stock at an exercise price of $11.50 per share
Trading Symbol	SRACW
Security Exchange Name	NASDAQ